As filed with the Securities and Exchange Commission on January 10, 2014

Registration No. 2-60492

811-02796

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 45	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 43	☒

(Check appropriate box or boxes)

PUTNAM HIGH YIELD TRUST

(Exact name of registrant as specified in charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of principal executive offices)

Registrant’s Telephone Number, including Area Code

(617) 292-1000

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☒	on December 30, 2013 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

ROBERT T. BURNS, Vice President

PUTNAM HIGH YIELD TRUST

One Post Office Square

Boston, Massachusetts 02109

(Name and address of agent for service)

Copy to:

JOHN W. GERSTMAYR, Esquire

ROPES & GRAY LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) of the securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 10th day of January, 2014.

Putnam High Yield Trust

By:	/s/ Jonathan S. Horwitz, Executive Vice President, Principal Executive Officer and Compliance Liaison

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title

Jameson A. Baxter	Chair, Board of Trustees

Robert L. Reynolds	President and Trustee

Jonathan S. Horwitz	Executive Vice President, Principal Executive Officer and Compliance Liaison

Steven D. Krichmar	Vice President and Principal Financial Officer

Janet C. Smith	Vice President, Principal Accounting Officer and Assistant Treasurer

Liaquat Ahamed	Trustee

Ravi Akhoury	Trustee

Barbara M. Baumann	Trustee

Charles B. Curtis	Trustee

Robert J. Darretta	Trustee

Katinka Domotorffy	Trustee

John A. Hill	Trustee

Paul L. Joskow	Trustee

Kenneth R. Leibler	Trustee

Robert E. Patterson	Trustee

George Putnam, III	Trustee

W. Thomas Stephens	Trustee

By:	/s/ Jonathan S. Horwitz, as Attorney-in-Fact January 10, 2014